Financing Activities	12 Months Ended
Dec. 31, 2025
Financing Activities Disclosure [Abstract]
Financing Activities
5.
FINANCING ACTIVITIES

Business combination with European Biotech Acquisition Corp. (“EBAC”)

On March 2, 2023, the Company consummated the Business Combination pursuant to the Business Combination Agreement (“BCA”) between Legacy Oculis and EBAC dated as of October 17, 2022. The Company received gross proceeds of CHF 97.6 million or $103.7 million, comprising CHF 12.0 million or $12.8 million of cash held in EBAC’s trust account and CHF 85.6 million or $90.9 million from private placement (the “PIPE Financing”) investments and conversion of notes issued by Legacy Oculis under convertible loan agreements (“CLA”) into Oculis’ ordinary shares. As a result of the transaction, each issued and outstanding EBAC public warrant (“BCA Public Warrants”) and EBAC private placement warrant (“BCA Private Warrants”) ceased to be a warrant with respect to EBAC ordinary shares and were assumed by Oculis as warrants with respect to ordinary shares on substantially the same terms (“BCA Warrants”). In connection with the Business Combination, Oculis was listed on the United States Nasdaq Global Market with the ticker symbol “OCS” for its ordinary shares and “OCSAW” for its public warrants.

During the third quarter of 2023, the Company gave effect in its financial statements to the dissolution of Merger Sub 2, a legal entity formed under the terms of the BCA. As a result, the cumulative translation adjustments related to Merger Sub 2 previously reported as equity and recognized in other comprehensive income, were reclassified from equity to the Consolidated Statement of Loss for the year ended December 31, 2023. The resulting foreign exchange impact of such reclassification amounted to CHF 5.0 million for the year ended December 31, 2023.

Merger and listing expense

The Business Combination was accounted for as a capital re-organization in the first quarter of 2023 within the scope of IFRS 2 Share-based Payment, as EBAC did not meet the definition of a business in accordance with IFRS 3 Business Combinations. Any excess of the fair value of the Company’s shares issued over the fair value of EBAC’s identifiable net assets acquired represented compensation for the service of a stock exchange listing. This expense was incurred in the first quarter of 2023 and amounted to CHF 34.9 million, which was expensed to the statement of loss as operating expenses, “Merger and listing expense.”

Earnout consideration

As a result of the BCA, Legacy Oculis preferred, ordinary and option holders (collectively “equity holders”) received consideration in the form of 3,793,995 earnout shares and 369,737 earnout options with an exercise price of CHF 0.01.

The earnout consideration is subject to forfeiture in the event of a failure to achieve the price targets during the earnout period defined as follows: (i) 1,500,000, (ii) 1,500,000 and (iii) 1,000,000 earned based on the achievement of post acquisition-closing volume weighted average share price targets of Oculis of $15.00, $20.00 and $25.00, respectively, in each case, for any 20 trading days within any consecutive 30 trading day period commencing after the acquisition closing date and ending on or prior to March 2, 2028 (the “Earnout Period”). A given share price target described above will also be deemed to be achieved if the Company enters into a change of control transaction, as defined in the BCA, during the Earnout Period. The price targets of $15.00, $20.00 and $25.00 were met in November 2024, February 2025 and February 2026, respectively resulting in an aggregate of 2,845,446 earnout shares vested and 159,453 earnout options outstanding and exercisable as of December 31, 2025, and an additional 948,549 earnout shares vested and 55,487 earnout options becoming exercisable in February 2026.

Registered Direct Offering and Nasdaq Iceland Main Market listing

On April 22, 2024, the Company closed its registered direct offering with gross proceeds of CHF 53.5 million or $58.8 million through the issuance and sale of 5,000,000 of our ordinary shares, at a purchase price of CHF 10.70 or $11.75 per share to investors (the “Registered Direct Offering”), and commenced trading of its ordinary shares on the Nasdaq Iceland Main Market under the ticker symbol “OCS” on April 23, 2024. In connection with the Registered Direct Offering and Nasdaq Iceland Main Market listing, the Company incurred CHF 2.5 million of transaction related costs during the year ended December 31, 2024, of which CHF 1.9 million were recorded as a reduction of share premium in equity.

Loan facility

In May 2024, the Company and Kreos Capital VII (UK) Limited, which are funds and accounts managed by BlackRock, Inc. (the “Lender”), entered into a loan facility of up to CHF 50.0 million in borrowing capacity (which may be increased to up to CHF 65.0 million) and a related warrant agreement for up to 361,011 of the Company’s ordinary shares at a price per ordinary share equal to $12.17. On July 31, 2025, the Company entered into an amended and restated agreement for its existing loan facility (the “Amended Loan Agreement”) with the Lender. The Amended Loan Agreement replaces the prior loan agreement between the Company and the Lender dated May 29, 2024, with an upsized structure to provide the EUR equivalent of up to CHF 75.0 million in borrowing capacity (which may be increased to up to CHF 100.0 million) (the “Loan”), comprising tranches 1, 2 and 3, in the amounts of the EUR equivalents of CHF 25.0 million each, as well as an additional loan of the EUR equivalent of up to CHF 25.0 million, which may be made available by the Lender to the Company if mutually agreed in writing by the Lender and the Company. No amounts were drawn under the Amended Loan Agreement during the year ended December 31, 2025.

Loan 1 will be available for drawdown from closing until November 15, 2026, which period may be shortened upon the occurrence of a development milestone. Loans 2 and 3 will be available for drawdown prior to November 15, 2026 and December 31, 2026, respectively, in each case subject to satisfaction of certain pre-specified conditions. The availability of any funds under a drawdown of Loans 1, Loan 2 or Loan 3 is conditional upon, together with other conditions, the Company having a debt-to-market cap ratio (where debt includes the amount of all amounts drawn down to date and the proposed drawdown) equal to or less than 15% at the time of each draw down. Pursuant to the Amended Loan Agreement, the Company is subject to a non-utilization fee of 0.75% per annum of any undrawn amount under tranches 1 and 2. Additionally, to the extent Loan 1 has not been drawn prior to its expiry date, an additional one-time fee of the EUR equivalent of CHF 2.6 million shall be payable, subject to certain conditions.

As additional consideration for the Loan, Kreos Capital VII Aggregator SCSp, an affiliate of the Lender (the “Holder”) and the Company entered into an amended warrant (the “Amended BlackRock Warrant”) to purchase up to 494,259 of the Company’s ordinary shares, subject to vesting, at a price per ordinary share equal to $12.17 (CHF 9.65) with respect to 361,011 shares from the prior warrant agreement, and $18.64 (CHF 14.78) with respect to the remaining 133,248 shares reflecting the upsized facility, subject to adjustment. The Amended BlackRock Warrant amends the prior warrant issued to Holder on May 29, 2024. As of the signing date, the Amended BlackRock Warrant is exercisable for 59,310 ordinary shares, of which 43,321 shares were previously granted. Following the drawdown of each of Loans 1, 2 and 3, the Amended BlackRock Warrant will become exercisable for additional amounts of ordinary shares ratably based on the amounts of Loans 1, 2 and 3 that are drawn. Each tranche of the Amended BlackRock Warrant in connection with Loans 1, 2 and 3, will be exercisable for a period of up to seven years from the date of vesting and the Amended BlackRock Warrant will terminate at the earliest of (i) December 31, 2033, (ii) such earlier date on which the Amended BlackRock Warrant is no longer exercisable for any warrant shares in accordance with its terms and (iii) the acceptance by the shareholders of the Company of a third-party bona fide offer for all outstanding shares of the Company (subject to any prior exercise by the Holder, if applicable). The Amended BlackRock Warrant had not been exercised in part or in full as of December 31, 2025.

In connection with this transaction, the Company incurred CHF 0.7 million and CHF 0.8 million of transaction related costs during the years ended December 31, 2025 and 2024, respectively, which were capitalized as a prepayment for liquidity services and recorded within other current assets.

At-the-Market Offering Program

On May 8, 2024, the Company entered into a sales agreement with Leerink Partners, LLC (“Leerink Partners”) with respect to an at-the-market offering program (the “ATM Offering Program”) under which the Company may offer and sell, from time to time at its sole discretion, ordinary shares of the Company having an aggregate offering price of up to $100.0 million (CHF 79.3 million) through Leerink Partners as its sales agent. Any such sales, made through the sales agent, can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Leerink Partners a commission of up to 3.0% of the gross proceeds of any sales of ordinary shares sold pursuant to the sales agreement. Following the execution of the agreement, the Company issued 1,000,000 ordinary shares during the year ended December 31, 2024 and 2,500,000 ordinary shares during the year ended December 31, 2025 out of its existing capital band, each with a nominal value of CHF 0.01 to be held as treasury shares. In connection with this transaction the Company incurred approximately CHF 0.3 million of transaction related costs during the year ended December 31, 2024, which were capitalized within other current assets.

On October 29, 2025, in conjunction with the November 2025 Offerings, the Company suspended the ATM Offering Program. The sales agreement with Leerink Partners remains in full force and effect. As of the date hereof, we have not sold any ordinary shares under the ATM Offering Program. Of the ordinary shares held as treasury shares, 2,796,297 were issued in connection with the November 2025 Offerings discussed below.

Public Offerings

May 2023 Offering

On May 31, 2023, the Company entered into an underwriting agreement with BofA Securities Inc. and SVB Securities, LLC, as representatives of several underwriters, and on June 5 and June 13, 2023, the Company closed the issuance and sale in a public offering of an aggregate of 3,654,234 ordinary shares at a public offering price of CHF 10.45 or $11.50 per share, for total gross proceeds of CHF 38.2 million or $42.0 million before deducting underwriting discounts, commissions and offering expenses.

February 2025 Offering

In February 2025, the Company closed an underwritten follow-on offering of 5,000,000 ordinary shares, CHF 0.01 nominal value per share, at a price of $20.00 (CHF 18.05) per share, for total gross proceeds of $100.0 million (CHF 90.2 million). New shares were issued out of the Company’s existing capital band.

November 2025 Offerings

On November 3, 2025, the Company closed offerings of an aggregate of 5,432,098 ordinary shares, CHF 0.01 nominal value per share, at a price of $20.25 (CHF 16.33) per share for total gross proceeds of $110.0 million (CHF 88.7 million) before deducting underwriting discounts and commissions and offering expenses. The Company issued 2,635,801 shares out of the Company’s existing capital band and 2,796,297 shares previously held in treasury by the Company.